Note 3 - Discontinued Operations - Asset and Liabilities in Discontinued Operations (Details) - USD ($)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Noncurrent Assets Held For Sale-Discontinued Operations		$ 1,143,000	$ 20,098,000
Net Sales			165,668,000
Cost of Product Sold			174,207,000
Loss From Discontinued Operations Before Income Taxes			(24,440,000)
Income Tax Expense (Benefit)		13,500,000	(5,900,000)
Net Earnings (Loss) From Discontinued Operations, Net of Tax		42,230,000	(18,529,000)
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member]
Accounts Receivable			12,586,000
Inventories			96,996,000
Other Current Assets		98,000	288,000
Current Assets Held For Sale-Discontinued Operations		98,000	109,870,000
Other Assets		1,143,000	1,616,000
Property, Plant and Equipment (net)			18,482,000
Noncurrent Assets Held For Sale-Discontinued Operations		1,143,000	20,098,000
Accounts Payable and Accrued Expenses		4,285,000	26,226,000
Long-Term Debt and Capital Leases Current Portion			2,347,000
Current Liabilities Held For Sale		4,285,000	28,573,000
Long-Term Debt and Capital Lease Obligations			7,964,000
Noncurrent Liabilities Held For Sale			7,964,000
Net Sales		111,693,000	165,668,000
Cost of Product Sold		129,872,000	174,207,000
Selling, General and Administrative		1,135,000	3,329,000
Plant Restructuring Charge (a)	[1]	4,515,000	10,353,000
Interest Expense (b)	[2]	1,077,000	2,219,000
Total cost and expenses		136,599,000	190,108,000
Loss From Discontinued Operations Before Income Taxes		(24,906,000)	(24,440,000)
Gain on the Sale of Assets Before Income Taxes (c) (d) (e)	[3],[4],[5]	(80,632,000)
Income Tax Expense (Benefit)		13,496,000	(5,911,000)
Net Earnings (Loss) From Discontinued Operations, Net of Tax		42,230,000	(18,529,000)
Capital Expenditures		3,937,000	2,274,000
Depreciation		$ 1,302,000	$ 2,095,000

[1]	Includes $3,746,000 of Modesto severance in fiscal 2019.
[2]	Includes interest on debt directly related to Modesto including the building mortgage and equipment leases and an allocation of the Company's line of credit facility.
[3]	Includes $51,446,000 gain on the sale of Modesto plant and equipment in fiscal 2019.
[4]	Includes a $24,211,000 gain as a result of LIFO layer liquidations from the disposal of the inventory for fiscal 2019.
[5]	Includes a $4,975,000 gain on the sale of bins in fiscal 2019.